Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 47,279	$ 117,662
Prepaid expenses and other current assets	6,235	10,630
Assets held for sale	14,113
Total current assets	67,627	128,292
Property and equipment, net	9,007	9,906
Operating lease right of use assets	6,014
Other non-current assets	3,993	2,927
Total assets	86,641	141,125
CURRENT LIABILITIES:
Accounts payable	10,058	5,187
Accrued expenses and other current liabilities	7,908	15,497
Operating lease liabilities, current	2,663
Liabilities related to assets held for sale	10,337
Total current liabilities	30,966	20,684
Operating lease liabilities, non-current	3,261
Total liabilities	34,227	20,684
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	500,781	467,213
Accumulated other comprehensive (loss) gain	(3,151)	9,472
Accumulated deficit	(445,353)	(356,381)
Total shareholders’ equity	52,414	120,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	86,641	141,125
Deferred Shares One
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137	$ 137